Financial Instruments carried at Fair Value - Financial instruments classified in Level 3 and quantitative information about unobservable inputs (Detail: Text Values) - Valuation technique unobservable parameters (Level 3) - EUR (€)
€ in Millions
	Jun. 30, 2020	Dec. 31, 2019
Assets [Member]
Included in other financial assets [Abstract]
Other trading assets	€ 16	€ 28
Other financial assets mandatory at fair value	1,807	1,600
Other financial assets designated at fair value	1
Liabilities [Member]
Included in other financial liabilities [Abstract]
Securities sold under repurchase agreements designated at fair value	199	186
Other financial liabilities designated at fair value	€ 58	€ 92